Property, plant and equipment, net (Details 4) ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Property, plant and equipment
Bank loan	$ 9,679	¥ 60,000	¥ 60,000
Buildings | Short-term bank loan
Property, plant and equipment
Carrying value of buildings collateralized for loans	17,343	107,509	114,570
Bank loan	$ 9,679	¥ 60,000	¥ 60,000